Current and Long-Term Debt - NIBC credit facility (Details)	1 Months Ended
	Aug. 31, 2017 USD ($)	Jun. 30, 2016 USD ($) tranche	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt outstanding			$ 2,767,193,000	$ 1,882,681,000
NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of borrowing tranches | tranche		2
Borrowings first installment period		3 months
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 1,000,000,000.0
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Unscheduled repayment of borrowings	$ 2,000,000
Debt outstanding			$ 34,700,000	$ 39,800,000
Consolidated Liquidity Requirement - Scenario One [Member] | NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		500,000
Consolidated liquidity requirement per each chartered-in vessel		$ 250,000
EBITDA To Interest Expense Ratio - Period One [Member] | NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum		1.50
EBITDA To Interest Expense Ratio - Period Two [Member] | NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum		2.50
STI Fontvieille And STI Ville [Member] | Vessels [member] | NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 40,800,000.0
London Interbank Offered Rate (LIBOR) [Member] | NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.50%
Repayment Period One [Member] | NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount		$ 500,000
Minimum ratio for fair value of vessels		130.00%
Repayment Period Two [Member] | NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount		$ 400,000
Minimum ratio for fair value of vessels		135.00%
Repayment Period Three [Member] | NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		140.00%